Subordinated Liabilities - Dated (Parenthetical) (Details)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,250,000,000
Interest rate	2.625%	2.625%	2.625%	2.625%	2.625%
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,500,000,000
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
4.375% Fixed Rate Subordinated Notes (USD 1,250m), Due 2024 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,250,000,000
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 200,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 500,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
5.20% Fixed Rate Subordinated Notes (USD 2,050m), Due 2026 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 2,050,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 2,000,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,500,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m), Due 2035 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,000,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,094,000,000
Interest rate	5.14%	5.14%	5.14%	5.14%	5.14%
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,500,000,000
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.50%	9.50%	9.50%	9.50%	9.50%
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 100,000,000
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,521,000,000
Interest rate	10.179%	10.179%	10.179%	10.179%	10.179%
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 50,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,000,000,000
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 3,000,000,000
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 50,000,000
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥			¥ 15,000,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 68,000,000